Derivative Financial Instruments - Summary of Notional Amounts and Fair Values of Derivative Financial Instruments (Detail) $ in Thousands, $ in Thousands		Dec. 31, 2025 ARS ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 ARS ($)	Dec. 31, 2024 USD ($)
Disclosure of detailed information about financial instruments [line items]
Derivative assets, fair Value		$ 7,946,097		$ 25,367,561
Derivative liabilities, fair Value		498,729		1,738,552
Derivatives held for trading [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets, notional Value		235,774		2,304,365,436
Derivative liabilities,notional Value		24,468		345,670
Derivatives held for trading [member] | Currency swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Derivative liabilities,notional Value			$ 24,468		$ 70,650
Derivatives held for trading [member] | Currency swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets, notional Value			235,774		82,701
Derivatives held for trading [member] | Purchased put options [Member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets, notional Value	[1]			2,304,282,735
Derivative assets, fair Value	[1]			22,077,567
Derivatives held for trading [member] | Written Call Options [Member]
Disclosure of detailed information about financial instruments [line items]
Derivative liabilities,notional Value				275,020
Derivative liabilities, fair Value				57,272
At fair value [member] | Derivatives held for trading [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets, fair Value		7,946,097		25,367,561
Derivative liabilities, fair Value		$ 498,729		$ 1,738,552
At fair value [member] | Derivatives held for trading [member] | Currency swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Derivative liabilities, fair Value			498,729		1,681,280
At fair value [member] | Derivatives held for trading [member] | Currency swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets, fair Value			$ 7,946,097		$ 3,289,994

[1]	Corresponds to the premium pending of accrual related to the options acquired by the Bank that give it the option to sell the underlying asset (government security) at a value determined by the applicable regulations of the BCRA. In this operation, the options can be exercised up to one day before the expiration of the underlying asset. Considering the terms and conditions of these put options established by the BCRA, they are considered “out of the money” with a fair value equal to zero. On June 11, 2025, all options were rescinded as part of the rescission offer published through BCRA Communiqué “B” 12997.